DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT

NOTE 3 – DEBT

Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of September 30, 2022 and December 31, 2021:

	September 30, 2022		December 31, 2021
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$4,167	7.75%	$22,266	7.75%
Third Party - Insurance Note 2	35,232	6.24%	12,667	6.24%
Third Party - Insurance Note 3	22,128	—	17,570	—
Third Party - Insurance Note 4	40,729	—	—	—
Total	$102,256		$52,503

The Company entered into an agreement on December 23, 2021 with its insurance provider by issuing a $22,266 note payable (Insurance Note 1) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 7.75% payable in monthly installments of principal and interest totaling $2,104 through November 23, 2022. The balance of Insurance Note 1 as of September 30, 2022 and December 31, 2021 was $4,167 and $22,266, respectively.

The Company entered into an agreement on April 15, 2021 with its insurance provider by issuing a note payable (Insurance Note 2) for the purchase of an insurance policy in the amount of $62,041, secured by that policy with an annual interest rate of 6.24% and payable in 10 monthly installments of principal and interest totaling $6,383. The policy renewed on April 15, 2022 and, in connection therewith, the Company issued a new note payable to the insurer on April 15, 2022 in the amount $63,766 secured by that policy with an annual interest rate of 6.24% and payable in 11 monthly installments of principal and interest totaling $5,979. At September 30, 2022 and December 31, 2021, the balance of Insurance Note 2 was $35,232 and $12,667, respectively.

The Company entered into an agreement on September 15, 2021 with its insurance provider by issuing a note payable (Insurance 3) for the purchase of an insurance policy in the amount of $19,965 and payable in 10 monthly installments of $1,997. The policy renewed on September 23, 2022 and, in connection therewith, the Company issued a new note payable to the insurer on September 23, 2022 in the amount $24,140 secured by that policy and payable in 12 monthly installments of principal totaling $2,012. At September 30, 2022 and December 31, 2021, the balance of Insurance Note 3 was $22,128 and $17,570, respectively.

The Company entered into an agreement on February 3, 2021 with its insurance provider by issuing a note payable (Insurance 4) for the purchase of an insurance policy in the amount of $215,654 with a down payment paid in the amount of $37,000 on April 6, 2021 and ten monthly installments of $17,899. The Company received a refund on October 5, 2021 for the annual audit of the policy resulting in the refund being applied to the outstanding amount of $35,787. The policy renewed on February 3, 2022 and, in connection therewith, the Company issued a new note payable to the insurer in the amount of $242,591 with a down payment paid in the amount of $41,854 and payable in ten monthly installments of $20,074. At September 30, 2022 and December 31, 2021, the balance of Insurance Note 4 was $40,729 and zero, respectively.

Equipment Financing

The Company entered into an agreement on August 26, 2019 with an equipment financing company by issuing a $147,810 note secured by the equipment being financed, with an annual interest rate of 12.72% and payable in monthly installments of principal and interest totaling $4,963 through August 1, 2022. The Company entered into an additional agreement on May 22, 2020 with the same equipment financing company by issuing a $121,637 secured note, with an annual interest rate of 9.90% and payable in monthly installments of principal and interest totaling $3,919 through June 1, 2023. At September 30, 2022 and December 31, 2021, the aggregate balance of these notes was $33,860 and $103,186, respectively.

At September 30, 2022, future minimum lease payments due under the equipment financing is as follows:

Calendar year:	Amount
2022	11,757
2023	23,515
Total minimum equipment financing payments	$35,272
Less: interest	(1,412)
Total equipment financing at September 30, 2022	$33,860
Less: current portion of equipment financing	(33,860)
Long term portion of equipment financing	$—

NOTE 7 – DEBT

Notes Payable – Insurance Premium Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	December 31, 2021		December 31, 2020
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$22,266	7.75%	$23,327	7.75%
Third Party - Insurance Note 2	12,667	6.24%	10,457	5.26%
Third Party - Insurance Note 3	17,570	—	9,158	—
Third Party - Insurance Note 4	—	—	—	—
Total	$52,503		$42,942

The Company entered into an agreement on December 23, 2020 with its insurance provider by issuing a $23,327 note payable (Insurance Note 1) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 7.75% payable in monthly installments of principal and interest totaling $2,416 through October 23, 2021. The policy renewed on December 23, 2021 in the amount of $22,266 with an annual interest rate of 7.75% payable in monthly installments of principal and interest totaling $2,104 through November 23, 2022. The balance of Insurance Note 1 as of December 31, 2021 and December 31, 2020 was $22,266 and $23,327, respectively.

The Company entered into an agreement on April 15, 2020 with its insurance provider by issuing a $51,379 note payable (Insurance Note 2) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 5.26% payable in monthly installments of principal and interest totaling $5,263 through February 15, 2021. The note payable renewed on April 15, 2021 in the amount of $62,041, secured with an annual interest rate of 6.24% and payable in 10 monthly installments of principal and interest totaling $6,383. At December 31, 2021 and December 31, 2020, the balance of Insurance Note 2 was $12,667 and $10,457, respectively.

The Company entered into an agreement on September 15, 2020 with its insurance provider by issuing a $13,796 note payable (Insurance Note 3) for the purchase of an insurance policy, secured by 12 monthly installments. The note payable renewed on September 15, 2021 in the amount of $19,965 and payable in 10 monthly installments of $1,997. At December 31, 2021 and December 31, 2020, the balance of Insurance Note 3 was $17,570 and $9,158, respectively.

The Company entered into an agreement on February 3, 2020 with its insurance provider by issuing a $165,375 note payable (Insurance Note 4) with a down payment of $55,563 for the purchase of an insurance policy secured by eight monthly installments of $13,726 through December 3, 2020. The policy renewed on February 3, 2021 in the amount of $215,654 with a down payment paid in the amount of $37,000 on April 6, 2021 and ten monthly installments of $17,899. The Company received a refund for the annual audit of the policy resulting in the refund being applied to the outstanding amount of $35,787. At December 31, 2021 and December 31, 2020, the balance of Insurance Note 4 was zero and zero, respectively.

Equipment Financing

The Company entered into an agreement on August 26, 2019 with an equipment financing company by issuing a $147,810 secured note, with an annual interest rate of 12.72% and payable in monthly installments of principal and interest totaling $4,963 through August 1, 2022. The Company entered into an additional agreement on May 22, 2020 with the same equipment financing company by issuing a $121,637 secured note, with an annual interest rate of 9.90% and payable in monthly installments of principal and interest totaling $3,919 through June 1, 2023. At December 31, 2021 and 2020, the balance of these notes was $103,186 and $192,804 respectively.

At December 31, 2021, future minimum note payments due under the equipment financing agreements are as follows:

As of December 31,	Amount
2022	86,735
2023	23,515
Total minimum equipment financing payments	$110,250
Less: interest	(7,064)
Total equipment financing at December 31, 2021	$103,186
Less: current portion of equipment financing	(80,335)
Long-term portion of equipment financing	$22,851

Notes Payable – PPP Loan

	December 31, 2021		December 31, 2020
Payable To	Principal	Interest	Principal	Interest

PPP loan	$—		$1,410,270	1%
Total	—		1,410,270
Less current portion	—		(627,465)
Long-term portion	$—		$782,805

On April 23, 2020, the Company entered into a promissory note (the “Note”) with BBVA USA, which provides for a loan in the amount of $1,410,270 (the “Loan”) pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The Loan has a two-year term and bears interest at a rate of 1.00% per annum (APR 1.014%). Monthly principal and interest payments are deferred for seven months after the date of disbursement and was extended additional six months from the date of disbursement. The Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Company applied for the PPP loan forgiveness and was granted forgiveness on February 1, 2021. At December 31, 2021 and December 31, 2020, the loan balance was zero and $1,410,270, respectively.